CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operation expenses
Sales and marketing	¥ (189,503)	¥ (222,139)	$ (35,042)	¥ (339,013)	¥ (1,184,997)
Research and development	(31,176)	(36,200)	(5,710)	(74,137)	(140,006)
General and administrative	(74,926)	(151,024)	(23,823)	(277,925)	(402,040)
Total operating expenses	(2,235,175)	(408,676)	(64,467)	(782,668)	(2,192,800)
Loss from continuing operations	(2,185,985)	(278,941)	(44,001)	(552,625)	(1,292,136)
Share of loss of subsidiaries	6,940	328	52	15,657	30,231
Foreign exchange (loss)/ gain	(388)	(9,336)	(1,473)	(15,887)	4,247
Fair value impact of the issuance of senior convertible preferred shares		186,231	29,377
Inducement charge				121,056
Inducement charge of convertible notes				121,056
Net loss attributable to UXIN LIMITED's ordinary shareholders	(2,484,179)	(143,223)	(22,593)	(421,222)	(1,988,676)
Net loss attributable to ordinary shareholders	(2,484,179)	(143,223)	(22,593)	(421,222)	(1,988,676)
Net loss	(2,484,179)	(143,223)	(22,593)	(421,222)	(1,988,676)
Other comprehensive (loss)/ income
Foreign currency translation	40,028	70,714	11,155	110,983	(17,976)
Total comprehensive loss attributable to UXIN LIMITED's ordinary shareholders	(2,445,607)	(72,509)	$ (11,438)	(310,239)	(2,006,546)
Reportable Legal Entities | Parent Company
Operation expenses
Sales and marketing				(5,036)	(24,622)
Research and development	2,158			2,217	(258)
General and administrative	19,018	(39,398)		(21,161)	(136,459)
Provision for credit losses, net	(3,490)
Total operating expenses	17,686	(39,398)		(23,980)	(161,339)
Loss from continuing operations	17,686	(39,398)		(23,980)	(161,339)
Share of loss of subsidiaries	(2,491,563)	(293,128)		(275,229)	(1,818,665)
Interest expense, net	(10,727)			(14,041)	(47,677)
Other income, net	426	3,303		13,075	39,131
Foreign exchange (loss)/ gain	(1)	(231)		9	(126)
Fair value impact of the issuance of senior convertible preferred shares		186,231
Inducement charge of convertible notes				121,056
Net loss attributable to UXIN LIMITED's ordinary shareholders	(2,484,179)	(143,223)		(421,222)	(1,988,676)
Net loss	(2,484,179)	(143,223)		(421,222)	(1,988,676)
Other comprehensive (loss)/ income
Foreign currency translation	38,572	70,714		110,983	(17,869)
Total comprehensive loss attributable to UXIN LIMITED's ordinary shareholders	¥ (2,445,607)	¥ (72,509)		¥ (310,239)	¥ (2,006,545)